Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Gross investment income	$ 197	$ 163	$ 140
Less: Investment expenses	9	6	6
Net investment income	188	157	134
Fixed maturity securities
Net Investment Income [Line Items]
Gross investment income	149	135	112
Mortgage loans
Net Investment Income [Line Items]
Gross investment income	40	26	26
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Gross investment income	6	0	1
Other
Net Investment Income [Line Items]
Gross investment income	$ 2	$ 2	$ 1